CREDIT FACILITY AND LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Summary of long-term debt outstanding

Long-term debt outstanding consisted of the following:

(in millions)	December 31, 2019	December 31, 2018
2025 Senior Notes	$725.0	$725.0
2023 Senior Notes	500.0	500.0
PBF Rail Term Loan	14.5	21.6
Catalyst financing arrangements	47.6	44.3
Revolving Credit Facility	—	—

	1,287.1	1,290.9
Less - Current debt	—	(2.4)
Unamortized deferred financing costs	(24.3)	(30.5)

Long-term debt	$1,262.8	$1,258.0

Schedule of details of catalyst financing arrangements

Details of the catalyst financing arrangements at each of the Company’s refineries as of December 31, 2019 are included in the following table:

	Annual interest rate	Expiration date
Paulsboro catalyst financing arrangement	1.47%	December 2022
Delaware City catalyst financing arrangement	1.35%	October 2020	(1)
Toledo catalyst financing arrangement	1.75%	June 2020	(1)
Chalmette catalyst financing arrangements	2.10%	October 2021
	1.80%	November 2022
Torrance catalyst financing arrangement	1.78%	July 2022

Schedule of debt maturing in the next five years and thereafter	Debt maturing in the next five years and thereafter is as follows (in millions):

Year Ending December 31,
2020	$21.4
2021	19.8
2022	20.9
2023	500.0
2024	—
Thereafter	725.0

$1,287.1